Loans and Allowance for Loan Losses - Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans and Allowances for Loan Losses
Impaired loans individually evaluated for impairment	$ 8,478	$ 10,356
Impaired loans were evaluated based on the fair value of the loan's collateral	3,800	4,000
Specific allowance related to impaired loans	1,194	1,333
Impaired loans with no reserve allocation	$ 2,093	$ 2,433
Impaired loans required no reserve allocation, percentage	25.00%	23.00%